Schedule of trade and other receivables, excluding impairment (Details) - Credit risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	₨ 3,514,829	₨ 2,229,038
Trade and other receivables, impairment	452,046	294,325	₨ 687,511
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	1,565,505	1,512,534
Trade and other receivables, impairment
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	1,047,928	304,480
Trade and other receivables, impairment
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	247,967	97,579
Trade and other receivables, impairment	16,771
Later than six months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	653,429	314,445
Trade and other receivables, impairment	₨ 435,275	₨ 294,325